Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Trade payables	£ 154	£ 173
Accruals	634	684
Social security and other taxes	174	129
Other payables	352	422
Deferred income	1,946	2,071
Total	£ 3,260	£ 3,479